              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                   ISSUED BY


                      METROPOLITAN LIFE INSURANCE COMPANY
             METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
              PROSPECTUS DATED OCTOBER 20, 2006 (AS SUPPLEMENTED)

This supplement updates certain information contained in your last prospectus dated October 20, 2006 and subsequent supplements for the Flexible Premium Deferred Variable Annuity Contract (the "Contract") offered by Metropolitan Life Insurance Company ("We", "Us", "MetLife", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract owners. You should read and retain this supplement with your Contract.

The Contract has 20 investment choices: a Fixed Account and 19 variable Subaccounts, which are divisions of the Metropolitan Life Variable Annuity Separate Account II (the "Separate Account"). You can put your money into the Fixed Account and/or any of these Subaccounts. Money directed to the Fixed Account earns a declared interest rate that is guaranteed by us. Money directed to any Subaccount is invested exclusively in a single Investment Portfolio. These Investment Portfolios are professionally managed and provide a broad range of investment strategies (growth and income, aggressive growth, income, etc.), styles (growth, value, etc.) and asset classes (stocks, bond, international, etc.) and are listed below. Investments in the Investment Portfolios are not guaranteed. You could lose money.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
     Invesco V.I. International Growth Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS
     Contrafund(R) Portfolio
     Equity-Income Portfolio
     High Income Portfolio
     Index 500 Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
MET INVESTORS SERIES TRUST -- CLASS A
     Met/Wellington Large Cap Research Portfolio
     MFS(R) Research International Portfolio

METROPOLITAN SERIES FUND -- CLASS A
     BlackRock Capital Appreciation Portfolio
     BlackRock Ultra-Short Term Bond Portfolio
     Jennison Growth Portfolio
     Met/Wellington Core Equity Opportunities Portfolio
     MFS(R) Total Return Portfolio
     T. Rowe Price Large Cap Growth Portfolio
  Western Asset Management Strategic Bond Opportunities Portfolio
     Western Asset Management U.S. Government Portfolio
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
     MFS(R) Total Return Bond Series

Current prospectuses for the Investment Portfolios can be obtained by calling 1-800-497-4857.

An Investment Portfolio has been subject to a name change. Please see "Additional Information Regarding Investment Portfolios" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLES
--------------------------------------------------------------------------------
ANNUAL SEPARATE ACCOUNT CHARGES (FOR CONTRACTS APPLIED FOR ON AND AFTER
FEBRUARY 1, 1999)

(as a percentage of the average daily net assets of the Separate Account)

We will assess a mortality and expense risk charge ("M&E") of 1.25% and an administrative expense charge of 0.15% on all contracts.


Mortality and Expense Risk Charge...........   1.25%(1)
Administrative Expense Charge...............   0.15%
                                               -------
TOTAL ANNUAL SEPARATE ACCOUNT CHARGE........   1.40%

ANNUAL SEPARATE ACCOUNT CHARGES (FOR CONTRACTS APPLIED FOR PRIOR TO FEBRUARY 1,
   1999)
(as a percentage of average net assets)


Mortality and Expense Risk Charge........   0.84%(1)
Administrative Expense Charge............   0.15%
                                            -------
TOTAL SEPARATE ACCOUNT EXPENSES..........   0.99%

------------
(1)   We will waive the following amounts of the Mortality and Expense Risk
      Charge: the amount, if any, equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the BlackRock Capital Appreciation Portfolio -- Class A; 0.88% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class A; 0.68% for the Subaccount investing in the Jennison Growth Portfolio -- Class A; and 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A.


INVESTMENT PORTFOLIO EXPENSES:

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Investment Portfolios, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Investment Portfolios may impose a redemption fee in the future. The second table shows each Investment Portfolio's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Investment Portfolios provided this information and we have not independently verified it. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio. Current prospectuses for the Investment Portfolios can be obtained by calling 1-800-497-4857.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES


                                                                                            MINIMUM     MAXIMUM
                                                                                           ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)..........................    0.10%       1.02%

INVESTMENT PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.


                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                                 FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund........    0.71%          --          0.30%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 INITIAL CLASS
 Contrafund(R) Portfolio.......................    0.55%          --          0.08%
 Equity-Income Portfolio.......................    0.45%          --          0.09%



                                                  ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                    AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                              EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------------- ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund........ 0.01%         1.02%     0.01%           1.01%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 INITIAL CLASS
 Contrafund(R) Portfolio.......................   --          0.63%     --              0.63%
 Equity-Income Portfolio....................... 0.08%         0.62%     --              0.62%

                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                                 FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
 High Income Portfolio.........................    0.56%          --          0.12%
 Index 500 Portfolio...........................    0.05%          --          0.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 -- CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio....................................    0.75%          --          0.05%
 ClearBridge Variable Appreciation
  Portfolio....................................    0.69%          --          0.05%
 ClearBridge Variable Small Cap Growth
  Portfolio....................................    0.75%          --          0.07%
MET INVESTORS SERIES TRUST -- CLASS A
 Met/Wellington Large Cap Research
  Portfolio....................................    0.56%          --          0.03%
 MFS(R) Research International Portfolio.......    0.69%          --          0.07%
METROPOLITAN SERIES FUND -- CLASS A
 BlackRock Capital Appreciation Portfolio......    0.69%          --          0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio....................................    0.34%          --          0.03%
 Jennison Growth Portfolio.....................    0.60%          --          0.02%
 Met/Wellington Core Equity Opportunities
  Portfolio....................................    0.70%          --          0.02%
 MFS(R) Total Return Portfolio.................    0.55%          --          0.05%
 T. Rowe Price Large Cap Growth Portfolio......    0.60%          --          0.02%
 Western Asset Management Strategic Bond
  Opportunities Portfolio......................    0.59%          --          0.04%
 Western Asset Management
  U.S. Government Portfolio....................    0.47%          --          0.02%
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL
 CLASS
 MFS(R) Total Return Bond Series...............    0.50%          --          0.04%



                                                  ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                    AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                              EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------------- ----------- ----------- --------------- -----------
 High Income Portfolio.........................     --        0.68%       --              0.68%
 Index 500 Portfolio...........................     --        0.10%       --              0.10%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 -- CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio....................................     --        0.80%     0.00%             0.80%
 ClearBridge Variable Appreciation
  Portfolio....................................     --        0.74%     0.00%             0.74%
 ClearBridge Variable Small Cap Growth
  Portfolio....................................     --        0.82%     0.00%             0.82%
MET INVESTORS SERIES TRUST -- CLASS A
 Met/Wellington Large Cap Research
  Portfolio....................................     --        0.59%     0.04%             0.55%
 MFS(R) Research International Portfolio.......     --        0.76%     0.06%             0.70%
METROPOLITAN SERIES FUND -- CLASS A
 BlackRock Capital Appreciation Portfolio......     --        0.71%     0.05%             0.66%
 BlackRock Ultra-Short Term Bond
  Portfolio....................................     --        0.37%     0.02%             0.35%
 Jennison Growth Portfolio.....................     --        0.62%     0.08%             0.54%
 Met/Wellington Core Equity Opportunities
  Portfolio....................................     --        0.72%     0.12%             0.60%
 MFS(R) Total Return Portfolio.................     --        0.60%       --              0.60%
 T. Rowe Price Large Cap Growth Portfolio......     --        0.62%     0.02%             0.60%
 Western Asset Management Strategic Bond
  Opportunities Portfolio......................     --        0.63%     0.04%             0.59%
 Western Asset Management
  U.S. Government Portfolio....................     --        0.49%     0.01%             0.48%
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL
 CLASS
 MFS(R) Total Return Bond Series...............     --        0.54%     0.01%             0.53%

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.



                                  SUBACCOUNTS
--------------------------------------------------------------------------------
There is no assurance that an Investment Portfolio will achieve its stated objective. YOU SHOULD READ THE PROSPECTUSES FOR THESE INVESTMENT PORTFOLIOS CAREFULLY BEFORE INVESTING.

The current Investment Portfolios are listed below, along with their investment objectives, investment advisers and any subadviser.


          INVESTMENT PORTFOLIO                    INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- --------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 -- SERIES I
 Invesco V.I. International Growth      Seeks long-term growth of capital.      Invesco Advisers, Inc.
  Fund
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Contrafund(R) Portfolio                Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
 Equity-Income Portfolio                Seeks reasonable income. The fund       Fidelity Management & Research
                                        will also consider the potential for    Company
                                        capital appreciation. The fund's goal   Subadviser: FMR Co., Inc.
                                        is to achieve a yield which exceeds
                                        the composite yield on the securities
                                        comprising the S&P 500(R) Index.
 High Income Portfolio                  Seeks a high level of current income,   Fidelity Management & Research
                                        while also considering growth of        Company
                                        capital.                                Subadviser: FMR Co., Inc.
 Index 500 Portfolio                    Seeks investment results that           Fidelity Management & Research
                                        correspond to the total return of       Company
                                        common stocks publicly traded in        Subadvisers: FMR Co., Inc.; Geode
                                        the United States, as represented by    Capital Management, LLC
                                        the S&P 500(R) Index.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
 ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor, LLC
  Growth Portfolio                                                              Subadviser: ClearBridge Investments,
                                                                                LLC
 ClearBridge Variable Appreciation      Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor, LLC
  Portfolio                                                                     Subadviser: ClearBridge Investments,
                                                                                LLC
 ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor, LLC
  Growth Portfolio                                                              Subadviser: ClearBridge Investments,
                                                                                LLC
MET INVESTORS SERIES TRUST -- CLASS A
 Met/Wellington Large Cap               Seeks long-term capital appreciation.   MetLife Advisers, LLC
  Research Portfolio                                                            Subadviser: Wellington Management
                                                                                Company LLP
 MFS(R) Research International          Seeks capital appreciation.             MetLife Advisers, LLC
  Portfolio                                                                     Subadviser: Massachusetts Financial
                                                                                Services Company
METROPOLITAN SERIES FUND -- CLASS A
 BlackRock Capital Appreciation         Seeks long-term growth of capital.      MetLife Advisers, LLC
  Portfolio                                                                     Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond        Seeks a high level of current income    MetLife Advisers, LLC
  Portfolio                             consistent with preservation of         Subadviser: BlackRock Advisors, LLC
                                        capital.

        INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------ ---------------------------------------- --------------------------------------
 Jennison Growth Portfolio           Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                              Subadviser: Jennison Associates LLC
 Met/Wellington Core Equity          Seeks to provide a growing stream of     MetLife Advisers, LLC
  Opportunities Portfolio            income over time and, secondarily,       Subadviser: Wellington Management
                                     long-term capital appreciation and       Company LLP
                                     current income.
 MFS(R) Total Return Portfolio       Seeks a favorable total return through   MetLife Advisers, LLC
                                     investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                              Services Company
 T. Rowe Price Large Cap Growth      Seeks long-term growth of capital.       MetLife Advisers, LLC
  Portfolio                                                                   Subadviser: T. Rowe Price Associates,
                                                                              Inc.
 Western Asset Management            Seeks to maximize total return           MetLife Advisers, LLC
  Strategic Bond Opportunities       consistent with preservation of          Subadviser: Western Asset Management
  Portfolio                          capital.                                 Company
 Western Asset Management            Seeks to maximize total return           MetLife Advisers, LLC
  U.S. Government Portfolio          consistent with preservation of          Subadviser: Western Asset Management
                                     capital and maintenance of liquidity.    Company
MFS(R) VARIABLE INSURANCE TRUST --
 INITIAL CLASS
 MFS(R) Total Return Bond Series     Seeks total return with an emphasis      Massachusetts Financial Services
                                     on current income, but also              Company
                                     considering capital appreciation.

            ADDITIONAL INFORMATION REGARDING INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------
An Investment Portfolio was subject to a name change and/or merger. The chart below identifies the former name and new name for the Investment Portfolio, and where applicable, the former name and the new name of the trust of which the Investment Portfolio is a part.


INVESTMENT PORTFOLIO NAME CHANGES

The following former Investment Portfolios were renamed:


                FORMER NAME                                      NEW NAME
------------------------------------------ ---------------------------------------------------
METROPOLITAN SERIES FUND                   METROPOLITAN SERIES FUND
 BlackRock Money Market Portfolio          BlackRock Ultra-Short Term Bond Portfolio
 WMC Core Equity Opportunities Portfolio   Met/Wellington Core Equity Opportunities Portfolio
MET INVESTORS SERIES TRUST                 MET INVESTORS SERIES TRUST
 WMC Large Cap Research Portfolio          Met/Wellington Large Cap Research Portfolio

INVESTMENT PORTFOLIO MERGER

The following former Investment Portfolio merged with and into the new Investment Portfolio:


 FORMER INVESTMENT PORTFOLIO/TRUST             NEW INVESTMENT PORTFOLIO/TRUST
----------------------------------- ---------------------------------------------------
MET INVESTORS SERIES TRUST          METROPOLITAN SERIES FUND
 Pioneer Fund Portfolio             Met/Wellington Core Equity Opportunities Portfolio

                                    SUMMARY
--------------------------------------------------------------------------------
Add the following to the "8: DEATH BENEFITS" subsection of Section 1: Summary:


There is no death benefit after the Income Phase begins, however, depending on the Annuity Income Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Income Payments) will be paid to your beneficiary (see "Death Benefits" for more information).



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Add the following to Section 7: Access to Your Money:


You may submit a Written Request for a withdrawal any time prior to the Annuity Income Date that indicates that the withdrawal should be processed as of the Annuity Income Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Annuity Income Date. Your request must be received at the Home Office on or before the Annuity Income Date.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
Add the following to the "Metropolitan Life Insurance Company" subsection of
Section 9: Other Information:


On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and Metropolitan Life Insurance Company will remain fully responsible for its respective contractual obligations to variable contract owners.


FINANCIAL STATEMENTS

The financial statements for each of the Subaccounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.


THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Distributor:                          Telephone: (800) 848-3854
MetLife Investors Distribution Company

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